Critical accounting judgements and key sources of estimation uncertainty	6 Months Ended
Jun. 30, 2025
Critical accounting judgements and key sources of estimation uncertainty
Critical accounting judgements and key sources of estimation uncertainty

3Critical accounting judgements and key sources of estimation uncertainty

The preparation of the unaudited condensed consolidated interim financial information in conformity with IFRS Accounting Standards requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial information and the reported amounts of expenses during the reporting period.

The Company’s most significant estimates relate to the January 2025 Offering in addition to the valuations of financial liabilities at fair value through profit and loss, including the Convertible Senior Secured Notes. The Company’s most critical judgments relate to the research and development tax relief.

These estimates are based on historical data and experience, as well as various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Such estimates often require the selection of appropriate valuation methodologies and models and may involve significant judgment in evaluating ranges of assumptions and financial inputs. Actual results may differ from those estimates under different assumptions, financial inputs, or circumstances.

Critical accounting judgments relating to research and development tax relief

Research and development tax relief supports companies that work on innovative projects in science and technology.

For accounting periods beginning before April 1, 2024, HM Revenue & Customs administered two such tax relief schemes: one aimed at small and medium-sized enterprises (“SME”); and the R&D expenditure credit scheme (“RDEC”), aimed at large companies and other companies that aren’t eligible for SME relief.

A merged RDEC and an enhanced R&D intensive support (“ERIS”) scheme replaced the old RDEC and SME schemes for accounting periods beginning on or after April 1, 2024.

Enhanced intensive support is available to loss-making R&D intensive SMEs, with the definition of a large company is based on staff, turnover and balance sheet measures, and includes that of any linked or partner companies.

3Critical accounting judgements and key sources of estimation uncertainty (continued)

Management has concluded that the Company itself does not meet the definition of a large Company and has determined that the transactions contemplated under the Investment Agreement on December 23, 2024, do not result in the presence of any linked or partner companies that would otherwise cause the Company to be defined as a large company. The Company has recognized relief under the ERIS scheme. Please see note 7 for further details.

A company is considered R&D intensive where its qualifying R&D expenditure is 30% or more of its total expenditure (the “intensity threshold”). Companies meeting this intensity threshold are able to claim enhanced support using a higher rate of credit. The Company has determined its eligibility for enhanced support based upon Total administrative & research and development expenses taken from the Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income.

To qualify for tax relief the work must be part of a specific project to make an advance in science or technology. This definition is based on an international standard. Certain indirect activities related to the project are also qualifying where such activities form part of a project but do not directly contribute to the resolution of the scientific or technological uncertainty. An appropriate proportion of the staffing cost can be qualifying expenditure if the employee is only partly directly and actively involved in relevant research and development activity. Management have applied judgment in determining the proportion of research and development staff costs incurred on non-qualifying activities and the extent of administrative staff costs relating to qualifying indirect activities.

Key sources of estimation uncertainty relating to the January 2025 Offering

On January 24, 2025, upon closing of the January 2025 Offering, 15 million Ordinary Shares plus 7.5 million Tranche A warrants and 7.5 million Tranche B warrants, were contemporaneously issued to the same counterparties. Gross proceeds of the January 2025 Offering totalled $90 million, before deducting underwriting discounts and commissions and other offering expenses.

In instances where multiple financial instruments are issued together, the proceeds received are required to be allocated to each instrument to establish its initial carrying amount. Management has undertaken independent issuance-date estimates of fair value for each freestanding instruments issued as part of the “bundled transaction”.

Warrants issued as part of the January 2025 Offering are separately exercisable (i.e., the exercise of the warrants would not result in the termination of the ordinary shares the warrants may have been issued with) and are therefore considered to be freestanding.

Management has determined that the warrants issued meet the requirements to be classified as equity and therefore are not subsequently measured at fair value. Because ongoing fair value measurement is not required for either instrument issued, the proceeds have been allocated to each financial instrument based on the respective instrument’s proportionate fair value.

The Company utilises a Black-Scholes-Merton model as its “fixed-for-fixed” fair value option model, with inputs shown below:

	Tranche A warrants	Tranche B warrants
Share price ($)	5.60	5.60
Strike price ($)	6.00	7.50
Risk free rate (%)	4.40	4.40
Time to maturity (years)	1.6	5.0
Dividend yield (%)	—	—
Volatility (%)	85.00	85.00

The Tranche A warrants expire on the earlier of: (i) upon the satisfaction of both of the following conditions: (a) the Company successfully demonstrating a wing-borne flight of its VX4 prototype aircraft and (b) the 10-day volume weighted average price of the Company’s ordinary shares, following the public disclosure of such successful wing-borne flight, being equal to or greater than, 103% of the exercise price of the warrants, the 30th day following the date of such disclosure; and (ii) the five-year anniversary of the date of issuance. The Tranche A warrants are exercisable at an exercise price of $6.00 per whole ordinary share.

3Critical accounting judgements and key sources of estimation uncertainty (continued)

Upon initial recognition the Company has utilised a probability weighted approach when determining the appropriate time to maturity for the Tranche A warrants, reflecting the likelihood that the above-mentioned conditions occur or are accomplished prior to the five-year anniversary of the date of issuance.

On May 27, 2025, the Company issued a press release constituting the initial public disclosure of the satisfaction of a wing-borne flight of our VX4 aircraft for purposes of the Company’s outstanding Tranche A warrants. However, the 10-day volume weighted average price of the Company’s ordinary shares, following the date of this disclosure did not equal or exceed 103% of the exercise price of the Tranche A warrant within the 30 - day period following such date. As such, the Tranche A warrants remain outstanding and will only expire on the five-year anniversary of their date of issuance.

The Tranche B warrants will expire five years from the date of issuance and are exercisable at an exercise price of $7.50 per whole ordinary share.

A resultant fair value of $2.29 per whole Tranche A warrant and $3.61 per whole Tranche B warrant has been derived. The fair value of ordinary shares has been derived using the reference share price upon closing of the January 2025 Offering, being $5.60 per share. Please see note 10 for further details.

With the exception of the above, in preparing these unaudited condensed consolidated interim financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2024.